Investment Property - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about investment property [Line Items]
Amount of disposal of investment properties	$ 0	$ 0		$ 0
Investment property	7,930	7,201	[1]	8,369
Level 3 [Member]
Disclosure of detailed information about investment property [Line Items]
Fair value of the investment	10,911
At fair value [member]
Disclosure of detailed information about investment property [Line Items]
Fair value of the investment	$ 10,911	$ 9,182		$ 10,151

[1]	See Note 3.